RELATED PARTIES (Narrative) (Details) - Gibraltar Joint Venture [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Management fee income	$ 1,162	$ 1,227
Reimbursable compensation expenses and third party costs	$ 1,370	$ 343